Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2025	Jul. 31, 2025	Jun. 30, 2023
Related Party Transactions [Line Items]
Cash consideration for acquired
Cash consideration paid
Beijing Shanronghaina Network Technology Co., Ltd. [Member]
Related Party Transactions [Line Items]
Cash consideration for disposal	¥ 22,000
Subsequent Event [Member]
Related Party Transactions [Line Items]
Cash consideration paid			¥ 700
Beijing Shanronghaina Network Technology Co., Ltd. [Member]
Related Party Transactions [Line Items]
Cash Consideration received				¥ 2,000
Equity interests		0.88%